CONVERTIBLE SENIOR NOTE (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amortization of the debt discount	$ 36,297	$ 294,543	$ 585,627
Total interest expense recognized	262,758	487,763	1,059,905
Convertible Notes Payable [Member] | Nokia Growth Partners (NGP) [Member]
Debt Instrument [Line Items]
Interest expense at coupon rate	26,730	193,220	474,278
Amortization of the debt discount	36,297	294,543	585,627
Total interest expense recognized	$ 63,027	$ 487,763	$ 1,059,905